COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provisions
Provisions	$ 913,671	$ 1,028,051
Legal issues
Provisions
Provisions	72,772	49,142
Labor lawsuits
Provisions
Provisions	320,653	89,452
Tax
Provisions
Provisions	142,219	171,021
Eventual commitments
Provisions
Provisions	59,600	13,032
Judicial Deposits
Provisions
Provisions	27,400	33,702
Unused Balances Credit Cards
Provisions
Provisions	207,684	312,165
Charges to be paid to National Social Security Administration
Provisions
Provisions	54,058	340,203
Other contingencies
Provisions
Provisions	646,387	702,854
Others.
Provisions
Provisions	$ 29,285	$ 19,334